Quarterly Holdings Report
for
Fidelity Advisor® Mid Cap II Fund
March 31, 2024
AMP-NPRT1-0524
1.814652.119
Common Stocks - 98.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.3%
Entertainment - 1.9%
Capcom Co. Ltd.	124,600	2,326,064
Endeavor Group Holdings, Inc. (a)	141,900	3,651,087
Live Nation Entertainment, Inc. (b)	71,400	7,551,978
Spotify Technology SA (b)	28,300	7,468,370
TKO Group Holdings, Inc.	96,800	8,364,488
		29,361,987
Interactive Media & Services - 0.4%
IAC, Inc. (b)	116,700	6,224,778
TOTAL COMMUNICATION SERVICES		35,586,765
CONSUMER DISCRETIONARY - 12.7%
Automobile Components - 1.2%
Autoliv, Inc.	148,700	17,907,941
Broadline Retail - 0.1%
Etsy, Inc. (b)	28,600	1,965,392
Distributors - 0.3%
Pool Corp. (a)	12,800	5,164,800
Diversified Consumer Services - 0.4%
Grand Canyon Education, Inc. (b)	43,800	5,965,998
Hotels, Restaurants & Leisure - 3.5%
Aramark	249,500	8,113,740
Bowlero Corp. Class A (a)	256,001	3,507,214
Caesars Entertainment, Inc. (b)	103,949	4,546,729
Churchill Downs, Inc.	86,316	10,681,605
First Watch Restaurant Group, Inc. (a)(b)	108,200	2,663,884
Light & Wonder, Inc. Class A (b)	129,100	13,179,819
Red Rock Resorts, Inc.	77,900	4,659,978
Texas Roadhouse, Inc. Class A	38,200	5,900,754
		53,253,723
Household Durables - 1.8%
KB Home	75,100	5,323,088
NVR, Inc. (b)	1,415	11,461,443
Taylor Morrison Home Corp. (b)	179,000	11,128,430
		27,912,961
Specialty Retail - 4.0%
Aritzia, Inc. (b)	86,991	2,401,878
Dick's Sporting Goods, Inc.	78,600	17,673,996
Five Below, Inc. (b)	54,400	9,867,072
Floor & Decor Holdings, Inc. Class A (a)(b)	45,200	5,858,824
Williams-Sonoma, Inc.	83,200	26,418,493
		62,220,263
Textiles, Apparel & Luxury Goods - 1.4%
Deckers Outdoor Corp. (b)	14,175	13,342,361
PVH Corp.	62,700	8,816,247
		22,158,608
TOTAL CONSUMER DISCRETIONARY		196,549,686
CONSUMER STAPLES - 4.6%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (b)	4,900	1,491,658
Consumer Staples Distribution & Retail - 4.0%
BJ's Wholesale Club Holdings, Inc. (b)	178,900	13,533,785
Performance Food Group Co. (b)	257,700	19,234,728
Sprouts Farmers Market LLC (b)	119,600	7,711,808
U.S. Foods Holding Corp. (b)	380,100	20,513,997
		60,994,318
Food Products - 0.5%
Nomad Foods Ltd.	268,500	5,251,860
Westrock Coffee Holdings (a)(b)	295,634	3,053,899
		8,305,759
TOTAL CONSUMER STAPLES		70,791,735
ENERGY - 4.3%
Energy Equipment & Services - 2.3%
Baker Hughes Co. Class A	254,800	8,535,800
NOV, Inc.	217,900	4,253,408
TechnipFMC PLC	497,300	12,487,203
Valaris Ltd. (b)	122,607	9,227,403
		34,503,814
Oil, Gas & Consumable Fuels - 2.0%
Antero Resources Corp. (b)	315,900	9,161,100
MEG Energy Corp. (b)	208,500	4,787,088
Ovintiv, Inc.	199,300	10,343,670
Range Resources Corp.	203,397	7,002,959
		31,294,817
TOTAL ENERGY		65,798,631
FINANCIALS - 13.8%
Banks - 4.4%
Bancorp, Inc., Delaware (b)	237,100	7,933,366
Cadence Bank	103,900	3,013,100
East West Bancorp, Inc.	190,388	15,061,595
First Citizens Bancshares, Inc.	2,900	4,741,500
KeyCorp	533,800	8,439,378
Popular, Inc.	138,200	12,174,038
Wintrust Financial Corp.	153,800	16,055,182
		67,418,159
Capital Markets - 2.5%
Blue Owl Capital, Inc. Class A	246,100	4,641,446
Houlihan Lokey	61,700	7,909,323
Northern Trust Corp.	82,900	7,371,468
Raymond James Financial, Inc.	85,286	10,952,428
TMX Group Ltd.	269,800	7,116,721
		37,991,386
Financial Services - 1.5%
Essent Group Ltd.	212,229	12,629,748
PennyMac Financial Services, Inc.	51,500	4,691,135
Shift4 Payments, Inc. (a)(b)	93,500	6,177,545
		23,498,428
Insurance - 5.4%
American Financial Group, Inc.	42,700	5,827,696
Arch Capital Group Ltd. (b)	109,100	10,085,204
Fidelis Insurance Holdings Ltd.	139,600	2,719,408
Hartford Financial Services Group, Inc.	143,300	14,767,065
Old Republic International Corp.	346,800	10,653,696
Primerica, Inc.	68,458	17,317,136
Reinsurance Group of America, Inc.	98,591	19,016,232
Selective Insurance Group, Inc.	34,600	3,777,282
		84,163,719
TOTAL FINANCIALS		213,071,692
HEALTH CARE - 8.5%
Biotechnology - 1.7%
Amicus Therapeutics, Inc. (b)	77,800	916,484
Arrowhead Pharmaceuticals, Inc. (b)	133,715	3,824,249
Blueprint Medicines Corp. (b)	32,400	3,073,464
Crinetics Pharmaceuticals, Inc. (b)	26,700	1,249,827
Krystal Biotech, Inc. (b)	7,500	1,334,475
Legend Biotech Corp. ADR (b)	34,900	1,957,541
Repligen Corp. (b)	15,600	2,869,152
SpringWorks Therapeutics, Inc. (b)	23,000	1,132,060
United Therapeutics Corp. (b)	42,500	9,763,100
		26,120,352
Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp. (b)	130,910	8,966,026
Glaukos Corp. (b)	22,300	2,102,667
Masimo Corp. (b)	59,035	8,669,290
Shockwave Medical, Inc. (b)	21,300	6,935,919
The Cooper Companies, Inc.	60,556	6,144,012
TransMedics Group, Inc. (b)	42,900	3,172,026
Zimmer Biomet Holdings, Inc.	31,400	4,144,172
		40,134,112
Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. (b)	53,000	4,198,660
Encompass Health Corp.	162,300	13,402,734
Molina Healthcare, Inc. (b)	24,400	10,024,252
Option Care Health, Inc. (b)	323,100	10,836,774
Universal Health Services, Inc. Class B	23,000	4,196,580
		42,659,000
Health Care Technology - 0.3%
Evolent Health, Inc. Class A (b)	127,400	4,177,446
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. (b)	37,600	1,411,128
Sartorius Stedim Biotech	13,500	3,849,391
Thermo Fisher Scientific, Inc.	6,530	3,795,301
		9,055,820
Pharmaceuticals - 0.5%
Longboard Pharmaceuticals, Inc. (b)	43,300	935,280
UCB SA	60,800	7,503,963
		8,439,243
TOTAL HEALTH CARE		130,585,973
INDUSTRIALS - 25.2%
Aerospace & Defense - 1.3%
Axon Enterprise, Inc. (b)	14,600	4,568,048
Howmet Aerospace, Inc.	180,700	12,365,301
Spirit AeroSystems Holdings, Inc. Class A (b)	106,700	3,848,669
		20,782,018
Air Freight & Logistics - 0.7%
GXO Logistics, Inc. (b)	186,588	10,030,971
Building Products - 2.7%
Builders FirstSource, Inc. (b)	58,000	12,095,900
Fortune Brands Innovations, Inc.	116,700	9,880,989
Simpson Manufacturing Co. Ltd.	30,500	6,257,990
Trex Co., Inc. (b)	137,700	13,735,575
		41,970,454
Commercial Services & Supplies - 0.3%
ACV Auctions, Inc. Class A (b)	262,400	4,925,248
Construction & Engineering - 1.6%
Comfort Systems U.S.A., Inc.	20,400	6,481,284
Quanta Services, Inc.	43,800	11,379,240
Willscot Mobile Mini Holdings (b)	161,300	7,500,450
		25,360,974
Electrical Equipment - 5.4%
Acuity Brands, Inc.	50,500	13,570,865
AMETEK, Inc.	63,900	11,687,310
Generac Holdings, Inc. (b)	32,500	4,099,550
Nextracker, Inc. Class A (b)	152,246	8,566,882
nVent Electric PLC	268,300	20,229,820
Prysmian SpA	95,900	5,006,512
Sunrun, Inc. (a)(b)	262,007	3,453,252
Vertiv Holdings Co.	202,900	16,570,843
		83,185,034
Ground Transportation - 2.1%
J.B. Hunt Transport Services, Inc.	20,949	4,174,088
Saia, Inc. (b)	29,700	17,374,500
U-Haul Holding Co. (a)(b)	45,500	3,073,070
XPO, Inc. (b)	65,700	8,017,371
		32,639,029
Machinery - 6.3%
Chart Industries, Inc. (a)(b)	57,800	9,520,816
Crane Co.	121,300	16,391,269
Fortive Corp.	109,700	9,436,394
Hillenbrand, Inc.	111,600	5,612,364
IDEX Corp.	38,700	9,443,574
Ingersoll Rand, Inc.	147,400	13,995,630
ITT, Inc.	189,059	25,717,696
Westinghouse Air Brake Tech Co.	44,500	6,482,760
		96,600,503
Professional Services - 2.8%
ASGN, Inc. (b)	70,099	7,343,571
FTI Consulting, Inc. (b)	36,900	7,759,701
KBR, Inc.	276,100	17,576,526
Maximus, Inc.	121,700	10,210,630
		42,890,428
Trading Companies & Distributors - 2.0%
Applied Industrial Technologies, Inc.	60,900	12,030,795
DNOW, Inc. (b)	379,000	5,760,800
RS GROUP PLC	396,326	3,635,620
Watsco, Inc.	23,300	10,064,901
		31,492,116
TOTAL INDUSTRIALS		389,876,775
INFORMATION TECHNOLOGY - 11.0%
Communications Equipment - 0.7%
Digi International, Inc. (b)	320,700	10,239,951
Electronic Equipment, Instruments & Components - 2.6%
Belden, Inc.	24,900	2,305,989
CDW Corp.	38,051	9,732,685
Crane NXT Co.	84,800	5,249,120
Flex Ltd. (b)	446,500	12,774,365
Jabil, Inc.	73,374	9,828,447
		39,890,606
IT Services - 0.7%
Wix.com Ltd. (b)	82,100	11,287,108
Semiconductors & Semiconductor Equipment - 4.6%
Allegro MicroSystems LLC (b)	185,307	4,995,877
Astera Labs, Inc.	2,700	200,313
Enphase Energy, Inc. (b)	20,100	2,431,698
First Solar, Inc. (b)	33,000	5,570,400
Lattice Semiconductor Corp. (b)	130,823	10,234,283
Marvell Technology, Inc.	53,100	3,763,728
MKS Instruments, Inc.	105,600	14,044,800
Nova Ltd. (b)	49,900	8,851,262
Teradyne, Inc.	69,400	7,830,402
Ultra Clean Holdings, Inc. (b)	86,400	3,969,216
Universal Display Corp.	58,700	9,888,015
		71,779,994
Software - 1.8%
Dynatrace, Inc. (b)	340,800	15,826,752
Manhattan Associates, Inc. (b)	15,200	3,803,496
Rapid7, Inc. (b)	67,200	3,295,488
Sage Group PLC	347,100	5,544,058
		28,469,794
Technology Hardware, Storage & Peripherals - 0.6%
Seagate Technology Holdings PLC	65,800	6,122,690
Super Micro Computer, Inc. (b)	2,800	2,828,084
		8,950,774
TOTAL INFORMATION TECHNOLOGY		170,618,227
MATERIALS - 6.0%
Chemicals - 2.2%
Axalta Coating Systems Ltd. (b)	226,900	7,803,091
Celanese Corp. Class A	61,600	10,586,576
Element Solutions, Inc.	547,700	13,681,546
OCI NV	73,700	2,018,791
		34,090,004
Construction Materials - 1.0%
Martin Marietta Materials, Inc.	25,500	15,655,470
Containers & Packaging - 1.9%
Aptargroup, Inc.	116,100	16,705,629
Avery Dennison Corp.	56,900	12,702,925
		29,408,554
Metals & Mining - 0.9%
Reliance, Inc.	22,600	7,552,468
Wheaton Precious Metals Corp.	112,900	5,317,648
		12,870,116
TOTAL MATERIALS		92,024,144
REAL ESTATE - 6.7%
Equity Real Estate Investment Trusts (REITs) - 6.4%
Americold Realty Trust	177,800	4,430,776
CubeSmart	240,200	10,861,844
EastGroup Properties, Inc.	64,500	11,595,165
Equity Lifestyle Properties, Inc.	57,200	3,683,680
Essex Property Trust, Inc.	20,700	5,067,567
Four Corners Property Trust, Inc.	195,100	4,774,097
Invitation Homes, Inc.	203,500	7,246,635
Kimco Realty Corp.	336,800	6,604,648
Lamar Advertising Co. Class A	114,400	13,660,504
Omega Healthcare Investors, Inc.	97,400	3,084,658
Ryman Hospitality Properties, Inc.	73,800	8,532,018
Sun Communities, Inc.	30,800	3,960,264
Terreno Realty Corp.	123,500	8,200,400
Ventas, Inc.	166,400	7,245,056
		98,947,312
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (b)	44,291	4,306,857
TOTAL REAL ESTATE		103,254,169
UTILITIES - 3.3%
Electric Utilities - 0.5%
PG&E Corp.	505,800	8,477,208
Gas Utilities - 0.2%
Southwest Gas Holdings, Inc.	2,898	220,625
UGI Corp.	113,700	2,790,198
		3,010,823
Independent Power and Renewable Electricity Producers - 1.2%
Clearway Energy, Inc. Class C	251,600	5,799,380
The AES Corp.	245,800	4,407,194
Vistra Corp.	118,400	8,246,560
		18,453,134
Multi-Utilities - 0.8%
NiSource, Inc.	265,100	7,332,666
NorthWestern Energy Corp.	99,200	5,052,256
		12,384,922
Water Utilities - 0.6%
Essential Utilities, Inc.	233,800	8,662,290
TOTAL UTILITIES		50,988,377
TOTAL COMMON STOCKS (Cost $1,008,578,443)		1,519,146,174

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	19,905,812	19,909,793
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	35,451,780	35,455,325
TOTAL MONEY MARKET FUNDS (Cost $55,365,118)		55,365,118

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $1,063,943,561)	1,574,511,292
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(30,937,806)
NET ASSETS - 100.0%	1,543,573,486

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	10,232,493	69,783,759	60,106,459	195,023	-	-	19,909,793	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	42,433,562	89,727,906	96,706,143	132,259	-	-	35,455,325	0.1%
Total	52,666,055	159,511,665	156,812,602	327,282	-	-	55,365,118

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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